Unaudited interim condensed consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net income	SFr 208.3	SFr 15.8
Adjustments for:
Share-based compensation	30.9	25.2
Employee benefit expenses	2.0	1.8
Depreciation and amortization	72.1	60.7
Loss on disposal of assets	0.1	0.2
Interest income and expenses	(4.8)	(4.6)
Net exchange differences	(6.8)	159.2
Income taxes	33.5	0.8
Change in working capital	(49.5)	(144.1)
Trade receivables	(61.3)	(122.7)
Inventories	(37.4)	(17.8)
Trade payables	49.2	(3.5)
Change in other current assets / liabilities	(9.7)	10.6
Change in provisions	1.8	(4.6)
Interest received	17.3	14.5
Income taxes paid	(40.1)	(46.5)
Cash inflow from operating activities	255.0	89.1
Purchase of property, plant and equipment	(41.9)	(27.3)
Proceeds from disposal of tangible assets	0.0	0.1
Purchase of intangible assets	(5.3)	(2.2)
Cash (outflow) from investing activities	(47.2)	(29.4)
Payments of lease liabilities	(35.8)	(34.7)
Proceeds on sale of treasury shares related to share-based compensation	5.0	7.7
Interest paid	(12.5)	(9.9)
Cash (outflow) from financing activities	(43.3)	(37.0)
Change in net cash and cash equivalents	164.6	22.6
Net cash and cash equivalents at January 1	1,019.9	924.3
Net impact of foreign exchange rate differences	21.1	(100.3)
Net cash and cash equivalents at June 30	SFr 1,205.6	SFr 846.6